Earnings Per Share (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Class B units unvested		0			2,800,000	2,610,000				0	2,610,000	2,100,000
Numerator:
Net (loss) income attributable to stockholders - basic	$ (1,600)	$ (30,072)	$ (8,232)	$ (1,193)	$ 1,106	$ 3,689	$ 2,464	$ 560	$ 2,219	$ (38,391)	$ 8,932	$ 13,360
Net (loss) income attributable to convertible OP units	(334)				28					3,470	(111)	(201)
Net (loss) income - diluted	$ (1,934)				$ 1,134					$ (41,861)	$ 9,043	$ 13,561
Denominator:
Weighted-average shares - basic	185,899,000				183,230,000					183,784,000	183,876,000	183,678,000
Conversion of OP units	44,453,000				2,785,000					12,713,000	2,785,000	2,716,000
Effect of dilutive restricted stock awards	0				7,000					0	4,000	0
Adjusted weighted-average shares - diluted	230,352,000				186,022,000					196,497,000	186,665,000	186,394,000
Earnings per common share:
Net (loss) income attributable to stockholders - basic and diluted	$ (0.01)	$ (0.17)	$ (0.04)	$ (0.01)	$ 0.01	$ 0.02	$ 0.01	$ 0	$ 0.01	$ (0.21)	$ 0.05	$ 0.07
Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,000,000									17,200